Description of Organization and Business Operations (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended
	Feb. 18, 2015	Oct. 31, 2019 USD ($) $ / shares shares	Nov. 29, 2019 USD ($)	Dec. 13, 2018 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Jul. 29, 2020	Dec. 31, 2015	Dec. 18, 2013
Schedule of Capitalization, Equity [Line Items]
Entity Incorporation, Date of Incorporation					Mar. 14, 2008
Entity date of Initial Public Offering					Jul. 01, 2008
Stock Issued During Period, Value, New Issues					$ 3,234	$ 15,468
Proceeds from Issuance of Common Stock					$ 3,234	$ 16,227	$ 0
Common Stock, Shares, Outstanding | shares					16,559,481	15,873,391
Navios Holdings [Member]
Schedule of Capitalization, Equity [Line Items]
Navios Holdings' voting interest in Navios Acquisition					29.40%
Noncontrolling Interest, Ownership Percentage by Parent					29.50%
Navios Europe I [Member]
Schedule of Capitalization, Equity [Line Items]
Number of vessels acquired										10
Navios Holdings' voting interest in Navios Acquisition						50.00%
Navios Europe II [Member]
Schedule of Capitalization, Equity [Line Items]
Number of vessels acquired									14
Navios Holdings' voting interest in Navios Acquisition	50.00%
Two LR1 and Three MR1 Product Tankers [Member] | Navios Europe I [Member]
Schedule of Capitalization, Equity [Line Items]
Number of vessels acquired						5
Containers [Member] | Navios Europe II [Member]
Schedule of Capitalization, Equity [Line Items]
Number of vessels acquired					7			7
Common Stock [Member] | Registered Direct Offering [Member]
Schedule of Capitalization, Equity [Line Items]
Stock Issued During Period, Shares, New Issues | shares		1,875,000
Sale of Stock, Price Per Share | $ / shares		$ 8.00
Gross proceeds		$ 15,000
Noninterest Expense Offering Cost		675
Deferred Offering Costs		957
Stock Issued During Period, Value, New Issues		$ 13,368
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member]
Schedule of Capitalization, Equity [Line Items]
Stock Issued During Period, Shares, New Issues | shares					956,110
Proceeds from Issuance of Common Stock					$ 5,334
Common Stock [Member] | Continuous Offering Program Sales Agreement [Member] | Maximum [Member]
Schedule of Capitalization, Equity [Line Items]
Sale of Stock, Consideration Received Per Transaction			$ 25,000
Merger Agreement with Navios Midstream [Member]
Schedule of Capitalization, Equity [Line Items]
Business Acquisition, Effective Date of Acquisition							Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement							Oct. 07, 2018
Merger Agreement with Navios Midstream [Member] | Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares				3,683,284
Stock for units exchange ratio				0.42